Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	86-2551862
Plan number	003
Participant Contributions and Notes Receivable Repayments Transferred Late to Plan	$ 368,328,000
Contributions not Corrected	0
Contributions Corrected Outside of VFCP	368,328,000
Contributions Pending Correction in VFCP	0
Total Fully Corrected Under VFCP and PTE 2002-51	$ 0